Equity - Summary of Equity (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Share capital and share premium
Share capital	€ 39	€ 39
Share premium	17,077	17,050
Total share capital and share premium	17,116	17,088
Disclosure of financial assets [line items]
Revaluation reserve: Cash flow hedge	1,434	604
Revaluation reserve: credit liability	(82)	8
Revaluation reserve: Property in own use	233	204
Revaluation reserves	3,741	3,130
Net defined benefit asset/liability remeasurement reserve	(418)	(394)
Currency translation reserve	(2,165)	(2,043)
- Share of associates and joint ventures and other reserves	3,067	2,940
Treasury shares	(8)	(11)
Total other reserves	4,218	3,621
Retained earnings	28,528	28,339
Shareholders' equity (parent)	49,862	49,049
Non-controlling interests	862	803
Total equity	50,723	49,851	€ 48,732	€ 48,136
Debt instruments at FVOCI [Member]
Disclosure of financial assets [line items]
Revaluation reserves: financial assets	364	398
Equity securities at FVOCI [Member]
Disclosure of financial assets [line items]
Revaluation reserves: financial assets	€ 1,791	€ 1,914